As filed with the Securities and Exchange           Registration No. 333-56297
Commission on December 15, 1998                     Registration No. 811-2512

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        POST-EFFECTIVE AMENDMENT NO. 3 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

      [ ] on _______________________ pursuant to paragraph (a)(1) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

                                                                                   LOCATION - PROSPECTUS
                                                                          DATED AUGUST 19, 1998, AND AS AMENDED BY
FORM N-4                                                              SUPPLEMENTS DATED OCTOBER 1, 1998, DECEMBER 14,
ITEM NO.                      PART A (PROSPECTUS)                                1998 AND DECEMBER 15, 1998
    1       Cover Page...........................................    Cover Page

    2       Definitions..........................................    Definitions

    3       Synopsis.............................................    Prospectus Summary, and as amended; Fee Table,
                                                                     and as amended

    4       Condensed Financial Information......................    Condensed Financial Information, and as amended

    5       General Description of Registrant, Depositor, and
            Portfolio Companies..................................    The Company; Variable Annuity Account B; The
                                                                     Funds, and as amended

    6       Deductions and Expenses..............................    Charges and Deductions, and as amended

    7       General Description of Variable Annuity Contracts....    Purchase; Miscellaneous

    8       Annuity Period.......................................    Annuity Period, and as amended

    9       Death Benefit........................................    Death Benefit During Accumulation Period; Death
                                                                     Benefit Payable During Annuity Period

   10       Purchases and Contract Value.........................    Purchase; Contract Valuation

   11       Redemptions..........................................    Right to Cancel; Withdrawals

   12       Taxes................................................    Tax Status

   13       Legal Proceedings....................................    Miscellaneous - Legal Matters and Proceedings

   14       Table of Contents of the Statement of Additional
            Information..........................................    Contents of the Statement of Additional Information

                                                                      LOCATION - STATEMENT OF ADDITIONAL INFORMATION
FORM N-4                     PART B (STATEMENT OF                        DATED AUGUST 19, 1998, AND AS AMENDED BY
ITEM NO.                    ADDITIONAL INFORMATION)                         SUPPLEMENT DATED DECEMBER 15, 1998
   15       Cover Page...........................................    Cover page

   16       Table of Contents....................................    Table of Contents

   17       General Information and History......................    General Information and History

   18       Services.............................................    General Information and History; Independent
                                                                     Auditors

   19       Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

   20       Underwriters.........................................    Offering and Purchase of Contracts

   21       Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                     Quotations, and as amended

   22       Annuity Payments.....................................    Annuity Payments

   23       Financial Statements.................................    Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 3 by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 and declared effective on August 19, 1998 and by reference to Prospectus Supplement dated October 1, 1998 as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on September 14, 1998 and declared effective on October 1, 1998 and by reference to Prospectus Supplement dated December 14, 1998 as filed in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 and declared effective on December 14, 1998.

A Prospectus Supplement and a Supplement to the Statement of Additional Information each dated December 15, 1998 are included in Parts A and B, respectively, of this Post-Effective Amendment No. 3.

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company

 Supplement dated December 15, 1998 to the Prospectus dated August 19, 1998, as amended by Supplement dated December 14, 1998

                            Aetna Variable Annuity --
           Group and Individual Deferred Variable Annuity Contracts.

The information in this Supplement updates and amends the information contained in the Prospectus dated August 19, 1998, as amended by Supplement dated December 14, 1998. You should read this Supplement along with the Prospectus.

1. The following information replaces the first paragraph of the "Option Packages" section on page 7 of the Prospectus:

       There are currently three Option Packages that may be available under the Contract. You select an Option Package in the Application.

2. "(May Not Be Available In All States)" is added to the beginning of "Option Package III" column in the table on page 8 of the Prospectus.

3. The following information replaces the "Deferred Sales Charge" section on page 11 of the Prospectus:

       Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn).

       For Contracts issued outside of the State of New York:

            CONTRACTS OTHER THAN
             ROTH IRA CONTRACTS:                                  ROTH IRA CONTRACTS:
             -------------------                                  -------------------
  Years From Receipt         Deferred Sales                                      Deferred Sales
  of Purchase Payment       Charge Deduction        Completed Account Years    Charge Deduction
  -------------------       ----------------        -----------------------    ----------------
Less than 2                       7%                Less than 1                         5%
2 or more but less than 4         6%                1 or more but less than 2           4%
4 or more but less than 5         5%                2 or more but less than 3           3%
5 or more but less than 6         4%                3 or more but less than 4           2%
6 or more but less than 7         3%                4 or more but less than 5           1%
7 or more                         0%                5 or more                           0%

For Contracts issued in the State of New York:

                  FOR ALL CONTRACTS
  Years From Receipt of        Deferred Sales
    Purchase Payment          Charge Deduction
    ----------------          ----------------
Less than 1                          7%
1 or more but less than 2            6%
2 or more but less than 3            5%
3 or more but less than 4            4%
4 or more but less than 5            3%
5 or more but less than 6            2%
6 or more but less than 7            1%
7 or more                            0%

4. "(May Not Be Available In All States)" is added to the beginning of the "Option Package III" section on page 11 of the Prospectus.

5. "For Contracts issued outside of the State of New York" is added to the top of each of the Hypothetical Examples on pages 15 - 20.

6. For Contracts issued in the State of New York, the following Hypothetical Examples are added before the "CONDENSED FINANCIAL INFORMATION" on page 21 of the Prospectus.

For Contracts issued in the State of New York:
HYPOTHETICAL EXAMPLE: OPTION PACKAGE I

THIS EXAMPLE IS PURELY HYPOTHETICAL. YOU SHOULD NOT CONSIDER IT A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, we have converted the maximum maintenance fee of $30.00 that can be deducted under the Contract to a percentage of assets equal to 0.019%.

                                            EXAMPLE A                                    EXAMPLE B
                                            ---------                                    ---------
                                            If you withdraw the entire Account Value     If you do not withdraw the Account Value,
                                            at the end of the periods shown, you         or if you annuitize at the end of the
                                            would pay the following expenses,            periods shown, you would pay the following
                                            including any applicable deferred sales      expenses (no deferred sales charge is
                                            charge:                                      reflected):*
                                            1 year     3 years    5 years   10 years    1 year   3 years      5 years    10 years
                                            ------     -------    -------   --------    ------   -------      -------    --------
Aetna Balanced VP, Inc.                     $          $          $         $           $        $            $          $
Aetna Bond VP                               $          $          $         $           $        $            $          $
Aetna Growth VP                             $          $          $         $           $        $            $          $
Aetna Growth and Income VP                  $          $          $         $           $        $            $          $
Aetna Index Plus Large Cap VP               $          $          $         $           $        $            $          $
Aetna International VP                      $          $          $         $           $        $            $          $
Aetna Money Market VP                       $          $          $         $           $        $            $          $
Aetna Real Estate Securities VP             $          $          $         $           $        $            $          $
Aetna Small Company VP                      $          $          $         $           $        $            $          $
AIM V.I. Capital Appreciation Fund          $          $          $         $           $        $            $          $
AIM V.I. Growth Fund                        $          $          $         $           $        $            $          $
AIM V.I. Growth & Income Fund               $          $          $         $           $        $            $          $
AIM V.I. Value Fund                         $          $          $         $           $        $            $          $
Fidelity VIP Equity-Income Portfolio        $          $          $         $           $        $            $          $
Fidelity VIP High Income Portfolio          $          $          $         $           $        $            $          $
Fidelity VIP II Contrafund Portfolio        $          $          $         $           $        $            $          $
Janus Aspen Aggressive Growth Portfolio     $          $          $         $           $        $            $          $
Janus Aspen Balanced Portfolio              $          $          $         $           $        $            $          $
Janus Aspen Growth Portfolio                $          $          $         $           $        $            $          $
Janus Aspen Worldwide Growth Portfolio      $          $          $         $           $        $            $          $
MFS Total Return Series                     $          $          $         $           $        $            $          $
Oppenheimer Aggressive Growth Fund          $          $          $         $           $        $            $          $
Oppenheimer Growth & Income Fund            $          $          $         $           $        $            $          $
Oppenheimer Strategic Bond Fund             $          $          $         $           $        $            $          $
Portfolio Partners MFS Emerging             $          $          $         $           $        $            $          $
  Equities Portfolio
Portfolio Partners MFS Research Growth      $          $          $         $           $        $            $          $
  Portfolio
Portfolio Partners MFS Value Equity         $          $          $         $           $        $            $          $
  Portfolio
Portfolio Partners Scudder International    $          $          $         $           $        $            $          $
  Growth Portfolio

---------------
* This Example would not apply if a non-lifetime variable Annuity Payout Option is selected, and a lump sum payment is requested within three years after Annuity Payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

For Contracts issued in the State of New York:
HYPOTHETICAL EXAMPLE: OPTION PACKAGE II

THIS EXAMPLE IS PURELY HYPOTHETICAL. YOU SHOULD NOT CONSIDER IT A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.019%.

                                 EXAMPLE A                             EXAMPLE B
                                 ---------                             ---------
                                 If you withdraw the entire Account    If you do not withdraw the Account
                                 Value at the end of the periods       Value, or if you annuitize at the end of
                                 shown, you would pay the following    the periods shown, you would pay the
                                 expenses, including any applicable    following expenses (no deferred sales
                                 deferred sales charge:                charge is reflected):*
                                 1 year  3 years    5 years 10 years   1 year   3 years   5 years   10 years
                                 ------  -------    ------- --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.          $       $          $       $          $        $         $         $
Aetna Bond VP                    $       $          $       $          $        $         $         $
Aetna Growth VP                  $       $          $       $          $        $         $         $
Aetna Growth and Income VP       $       $          $       $          $        $         $         $
Aetna Index Plus Large Cap VP    $       $          $       $          $        $         $         $
Aetna International VP           $       $          $       $          $        $         $         $
Aetna Money Market VP            $       $          $       $          $        $         $         $
Aetna Real Estate Securities     $       $          $       $          $        $         $         $
  VP
Aetna Small Company VP           $       $          $       $          $        $         $         $
AIM V.I. Capital Appreciation    $       $          $       $          $        $         $         $
  Fund
AIM V.I. Growth Fund             $       $          $       $          $        $         $         $
AIM V.I. Growth & Income Fund    $       $          $       $          $        $         $         $
AIM V.I. Value Fund              $       $          $       $          $        $         $         $
Fidelity VIP Equity-Income       $       $          $       $          $        $         $         $
  Portfolio
Fidelity VIP High Income         $       $          $       $          $        $         $         $
  Portfolio
Fidelity VIP II Contrafund       $       $          $       $          $        $         $         $
  Portfolio
Janus Aspen Aggressive Growth    $       $          $       $          $        $         $         $
  Portfolio
Janus Aspen Balanced Portfolio   $       $          $       $          $        $         $         $
Janus Aspen Growth Portfolio     $       $          $       $          $        $         $         $
Janus Aspen Worldwide Growth     $       $          $       $          $        $         $         $
  Portfolio
MFS Total Return Series          $       $          $       $          $        $         $         $
Oppenheimer Aggressive Growth    $       $          $       $          $        $         $         $
  Fund
Oppenheimer Growth & Income      $       $          $       $          $        $         $         $
  Fund
Oppenheimer Strategic Bond       $       $          $       $          $        $         $         $
  Fund
Portfolio Partners MFS           $       $          $       $          $        $         $         $
  Emerging Equities Portfolio
Portfolio Partners MFS           $       $          $       $          $        $         $         $
  Research Growth Portfolio
Portfolio Partners MFS Value     $       $          $       $          $        $         $         $
  Equity Portfolio
Portfolio Partners Scudder       $       $          $       $          $        $         $         $
  International Growth
  Portfolio

---------------
* This Example would not apply if a non-lifetime variable Annuity Payout Option is selected, and a lump sum payment is requested within three years after Annuity Payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

For Contracts issued in the State of New York:
HYPOTHETICAL EXAMPLE: OPTION PACKAGE III (IF AVAILABLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. YOU SHOULD NOT CONSIDER IT A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.019%.

                                 EXAMPLE A                              EXAMPLE B
                                 ---------                              ---------
                                 If you withdraw the entire Account     If you do not withdraw the Account
                                 Value at the end of the periods        Value, or if you annuitize at the
                                 shown, you would pay the following     end of the periods shown, you would
                                 expenses, including any applicable     pay the following expenses (no
                                 deferred sales charge:                 deferred sales charge is
                                                                        reflected):*
                                 1 year  3 years    5 years 10 years   1 year   3 years   5 years  10 years
                                 ------  -------    ------- --------   ------   -------   -------  --------
Aetna Balanced VP, Inc.          $       $          $       $          $        $         $        $
Aetna Bond VP                    $       $          $       $          $        $         $        $
Aetna Growth VP                  $       $          $       $          $        $         $        $
Aetna Growth and Income VP       $       $          $       $          $        $         $        $
Aetna Index Plus Large Cap VP    $       $          $       $          $        $         $        $
Aetna International VP           $       $          $       $          $        $         $        $
Aetna Money Market VP            $       $          $       $          $        $         $        $
Aetna Real Estate Securities     $       $          $       $          $        $         $        $
  VP
Aetna Small Company VP           $       $          $       $          $        $         $        $
AIM V.I. Capital Appreciation    $       $          $       $          $        $         $        $
  Fund
AIM V.I. Growth Fund             $       $          $       $          $        $         $        $
AIM V.I. Growth & Income Fund    $       $          $       $          $        $         $        $
AIM V.I. Value Fund              $       $          $       $          $        $         $        $
Fidelity VIP Equity-Income       $       $          $       $          $        $         $        $
  Portfolio
Fidelity VIP High Income         $       $          $       $          $        $         $        $
  Portfolio
Fidelity VIP II Contrafund       $       $          $       $          $        $         $        $
  Portfolio
Janus Aspen Aggressive Growth    $       $          $       $          $        $         $        $
  Portfolio
Janus Aspen Balanced Portfolio   $       $          $       $          $        $         $        $
Janus Aspen Growth Portfolio     $       $          $       $          $        $         $        $
Janus Aspen Worldwide Growth     $       $          $       $          $        $         $        $
  Portfolio
MFS Total Return Series          $       $          $       $          $        $         $        $
Oppenheimer Aggressive Growth    $       $          $       $          $        $         $        $
  Fund
Oppenheimer Growth & Income      $       $          $       $          $        $         $        $
  Fund
Oppenheimer Strategic Bond       $       $          $       $          $        $         $        $
  Fund
Portfolio Partners MFS           $       $          $       $          $        $         $        $
  Emerging Equities Portfolio
Portfolio Partners MFS           $       $          $       $          $        $         $        $
  Research Growth Portfolio
Portfolio Partners MFS Value     $       $          $       $          $        $         $        $
  Equity Portfolio
Portfolio Partners Scudder       $       $          $       $          $        $         $        $
  International
  Growth Portfolio

---------------
* This Example would not apply if a non-lifetime variable Annuity Payout Option is selected, and a lump sum payment is requested within three years after Annuity Payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

6. The Condensed Financial Information section on page 21 of the Prospectus is replaced with the following:

                         CONDENSED FINANCIAL INFORMATION
                                Option Package II

    (Selected data for accumulation units outstanding throughout the period)

The condensed financial information presented below is derived from the unaudited interim financial statements of the Separate Account. The table shows condensed financial information for Contracts with Separate Account Charges of 1.25% annually. The financial statements for the period ended September 30, 1998, are included in the Statement of Additional Information.

                                                                                       [Unaudited]
                                                                                          1998
Aetna Balanced VP, Inc.
       Value at August 19, 1998
       Value at end of period (September 30, 1998) Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Aetna Index Plus Large Cap VP
       Value at August 19, 1998
       Value at end of period (September 30, 1998) Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Aetna Money Market VP
       Value at August 19, 1998
       Value at end of period (September 30, 1998) Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Fidelity VIP II Contrafund Portfolio
       Value at August 19, 1998
       Value at end of period (September 30, 1998) Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Janus Aspen Balanced Portfolio
       Value at August 19, 1998
       Value at end of period (September 30, 1998) Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Janus Aspen Worldwide Growth Portfolio
       Value at August 19, 1998
       Value at end of period (September 30, 1998) Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period

[Figures and footnotes to be added by amendment]

                         CONDENSED FINANCIAL INFORMATION
                               Option Package III

    (Selected data for accumulation units outstanding throughout the period)

The condensed financial information presented below is derived from the unaudited interim financial statements of the Separate Account. The table shows condensed financial information for Contracts with Separate Account Charges of 1.40% annually. The financial statements for the period ended September 30, 1998, are included in the Statement of Additional Information.

                                                                                       [Unaudited]
                                                                                          1998
Aetna Balanced VP, Inc.
       Value at August 19, 1998
       Value at end of period (September 30, 1998)
       Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Aetna Index Plus Large Cap VP
       Value at August 19, 1998
       Value at end of period (September 30, 1998)
       Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Aetna Money Market VP
       Value at August 19, 1998
       Value at end of period (September 30, 1998)
       Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Fidelity VIP II Contrafund Portfolio
       Value at August 19, 1998
       Value at end of period (September 30, 1998)
       Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Janus Aspen Balanced Portfolio
       Value at August 19, 1998
       Value at end of period (September 30, 1998)
       Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period
Janus Aspen Worldwide Growth Portfolio
       Value at August 19, 1998
       Value at end of period (September 30, 1998)
       Increase (decrease) in value of accumulation units(1)
       Number of accumulation units outstanding at end of period

[Figures and footnotes to be added by amendment]

7. The first paragraph and the tables in the "Deferred Sales Charge" section on page 26 of the Prospectus are deleted and replaced with the following:

         DEFERRED SALES CHARGE

         Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account or Fixed Account. The deferred sales charge is based on the number of years which have elapsed since the Purchase Payment was received, except for Roth IRAs issued outside of the State of New York where the deferred sales charge is based on the number of completed Account Years which have elapsed since the Account Effective Date. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below. For Roth IRAs issued outside of the State of New York, if the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, then the deferred sales charge is based on the number of completed Account Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing contract.

         For Contracts Issued Outside of the State of New York:

                          CONTRACTS OTHER
                      THAN ROTH IRA CONTRACTS:                                  ROTH IRA CONTRACTS:
                      ------------------------                                  -------------------
              Years From Receipt of        Deferred Sales          Deferred Sales
                Purchase Payment          Charge Deduction      Completed Account Years        Charge Deduction
                ----------------          ----------------      -----------------------        ----------------
         Less than 2                             7%             Less than 1                             5%
         2 or more but less than 4               6%             1 or more but less than 2               4%
         4 or more but less than 5               5%             2 or more but less than 3               3%
         5 or more but less than 6               4%             3 or more but less than 4               2%
         6 or more but less than 7               3%             4 or more but less than 5               1%
         7 or more                               0%             5 or more                               0%

         For Contracts issued in the State of New York:

                           FOR ALL CONTRACTS
          Years From Receipt of        Deferred Sales
            Purchase Payment          Charge Deduction
            ----------------          ----------------
         Less than 1                          7%
         1 or more but less than 2            6%
         2 or more but less than 3            5%
         3 or more but less than 4            4%
         4 or more but less than 5            3%
         5 or more but less than 6            2%
         6 or more but less than 7            1%
         7 or more                            0%

8. "(May Not Be Available In All States)" is added to the beginning of the "Option Package III" section on page 32 of the Prospectus.

9. "(May Not Be Available In All States)" is added to the beginning of the "Transfers to Option Package III" column of the table on page 35 of the Prospectus.

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Included in Part A:

                  Condensed Financial Information*

         (2)      Included in Part B:

                  Financial Statements of Variable Annuity Account B:*

                  -  Statement of Assets and Liabilities as of December 31, 1997

                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996

                  -  Notes to Financial Statements

                  -  Independent Auditors' Report

                  - Unaudited Statement of Assets and Liabilities as of September 30, 1998

                  - Unaudited Statements of Operations for the nine-month periods ended September 30, 1998 and 1997

                  - Unaudited Statement of Changes in Net Assets for the nine-month period ended September 30, 1998

                  Financial Statements of the Depositor:  *

                  -  Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended December 31, 1997, 1996 and 1995

                  -  Consolidated Balance Sheets as of December 31, 1997 and
                     1996

                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995

                  - Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995

                  -  Notes to Consolidated Financial Statements

                  -  Unaudited Consolidated Balance Sheets as of September 30,
                     1998

                  - Unaudited Consolidated Statements of Income for the three-and nine-month periods ended September 30, 1998 and 1997

                  - Unaudited Consolidated Statements of changes in Shareholder's Equity for the nine-month periods ended September 30, 1998 and 1997

                  -  Condensed Notes to Consolidated Financial Statements

*  To be filed by Amendment

(b)  Exhibits

       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

       (2)      Not applicable

       (3.1)    Broker-Dealer Agreement(2)

       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

       (4.1)    Variable Annuity Contract (GM-VA-98)(2)

       (4.2)    Variable Annuity Contract Certificate (GMC-VA-98)(2)

       (4.3) Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98(4)

       (5)      Variable Annuity Contract Application(9.5.89-6(9/98))(5)

       (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(6)

       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)

       (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(8)

       (7)      Not applicable

       (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(5)

       (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(5)

       (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

       (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(9)

       (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

       (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(9)

       (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)

       (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(10)

       (8.9) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997(11)

       (8.10) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

       (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)

       (8.12) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(10)

       (8.13) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(12)

       (8.14) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

       (8.15) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(13)

       (8.16) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(10)

       (8.17) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(9)

       (8.18) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(14)

       (8.19) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(9)

       (8.20) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(14)

       (8.21) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)

       (8.22) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(5)

       (8.23) Form of Fifth Amendment to Fund Participation Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(9)

       (8.24) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(15)

       (8.25) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(15)

       (9)      Opinion and Consent of Counsel

       (10)     Consent of Independent Auditors

       (11)     Not applicable

       (12)     Not applicable

       (13)     Schedule for Computation of Performance Data(5)

       (14)     Not applicable

       (15.1)   Powers of Attorney(5)

       (15.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on September 14, 1998 (Accession No. 0000950146-98-001574).

5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

9. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998.

10. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

11. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

12. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).

13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

14. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

15. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*        Positions and Offices with Depositor

Thomas J. McInerney      Director and President

Shaun P. Mathews         Director and Senior Vice President

Catherine H. Smith       Director, Chief Financial Officer and Senior Vice
                         President

Deborah Koltenuk         Vice President, Treasurer and Corporate Controller

Therese M. Squillacote   Vice President and Chief Compliance Officer

Kirk P. Wickman          Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998.

Item 27. Number of Contract Owners

     As of November 30, 1998, there were 73,732 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director, officer, employee or agent of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

          (1)                       (2)                     (3)                  (4)                   (5)
Name of                  Net Underwriting           Compensation on
Principal Underwriter    Discounts and Commissions  Redemption or         Brokerage
                                                    Annuitization         Commissions         Compensation*

Aetna Life Insurance                                   $347,583                               $29,637,063
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) [Paragraph] 78,904 at 78,523 (November 22,
         1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of December, 1998.

                                 VARIABLE ANNUITY ACCOUNT B OF
                                 AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                  (Registrant)

                          By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                  (Depositor)

                          By:    Thomas J. McInerney*
                                 ----------------------------------------
                                 Thomas J. McInerney
                                 President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature              Title                                           Date

Thomas J. McInerney*    Director and President                   )
---------------------- (principal executive officer)             )
Thomas J. McInerney                                              )
                                                                 )
Shaun P. Mathews*       Director                                 )   December
----------------------                                           )
Shaun P. Mathews                                                 )   15, 1998
                                                                 )
Catherine H. Smith*     Director and Chief Financial Officer     )
----------------------                                           )
Catherine H. Smith                                               )
                                                                 )
Deborah Koltenuk*      Vice President, Treasurer and             )
---------------------- Corporate Controller                      )
Deborah Koltenuk                                                 )

    /s/ J. Neil McMurdie
By: ------------------------------
    J. Neil McMurdie
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index

Exhibit No.        Exhibit                                                            Page
99-B.1    Resolution of the Board of Directors of Aetna Life Insurance and              *
          Annuity Company establishing Variable Annuity Account B

99-B.3.1  Broker-Dealer Agreement                                                       *

99-B.3.2  Alternative Form of Wholesaling Agreement and Related Selling                 *
          Agreement

99-B.4.1  Variable Annuity Contract (GM-VA-98)                                          *

99-B.4.2  Variable Annuity Contract Certificate (GMC-VA-98)                             *

99-B.4.3  Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and              *
          Variable Annuity Contract Certificate GMC-VA-98

99-B.5    Variable Annuity Contract Application (9.5.89-6(9/98))                        *

99-B.6.1  Certificate of Incorporation of Aetna Life Insurance and Annuity              *
          Company

99-B.6.2  Amendment of Certificate of Incorporation of Aetna Life Insurance and         *
          Annuity Company

99-B.6.3  By-Laws as amended September 17, 1997 of Aetna Life Insurance and             *
          Annuity Company

99-B.8.1  Fund Participation Agreement between Aetna Life Insurance and Annuity         *
          Company and AIM dated June 30, 1998

99-B.8.2  Service Agreement between Aetna Life Insurance and Annuity Company and        *
          AIM effective June 30, 1998

99-B.8.3  Fund Participation Agreement by and among Aetna Life Insurance and            *
          Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
          Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May
          1, 1998

*Incorporated by reference

Exhibit No.             Exhibit                                                       Page
99-B.8.4  Amendment dated November 9, 1998 to Fund Participation Agreement by           *
          and among Aetna Life Insurance and Annuity Company and Aetna Variable
          Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
          VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
          Generation Portfolios, Inc. on behalf of each of its series, Aetna
          Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
          Investment Management, Inc. dated as of May 1, 1998

99-B.8.5  Service Agreement between Aeltus Investment Management, Inc. and Aetna        *
          Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
          Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998

99-B.8.6  Amendment dated November 4, 1998 to Service Agreement between Aeltus          *
          Investment Management, Inc. and Aetna Life Insurance and Annuity
          Company in connection with the sale of shares of Aetna Variable Fund,
          Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
          Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
          Portfolios, Inc. on behalf of each of its series and Aetna Variable
          Portfolios, Inc. on behalf of each of its series dated as of May 1,
          1998

99-B.8.7  Fund Participation Agreement between Aetna Life Insurance and Annuity         *
          Company, Variable Insurance Products Fund and Fidelity Distributors
          Corporation dated February 1, 1994 and amended on December 15, 1994,
          February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.8  Fifth Amendment dated as of May 1, 1997 to the Fund Participation             *
          Agreement between Aetna Life Insurance and Annuity Company, Variable
          Insurance Products Fund and Fidelity Distributors Corporation dated
          February 1, 1994 and amended on December 15, 1994, February 1, 1995,
          May 1, 1995, January 1, 1996 and March 1, 1996

*Incorporated by reference

Exhibit No.             Exhibit                                                        Page
99-B.8.9  Sixth Amendment dated November 6, 1997 to the Fund Participation              *
          Agreement between Aetna Life Insurance and Annuity Company, Variable
          Insurance Products Fund and Fidelity Distributors Corporation dated
          February 1, 1994 and amended on December 15, 1994, February 1, 1995,
          May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.10 Seventh Amendment dated as of May 1, 1998 to the Fund Participation           *
          Agreement between Aetna Life Insurance and Annuity Company, Variable
          Insurance Products Fund and Fidelity Distributors Corporation dated
          February 1, 1994 and amended on December 15, 1994, February 1, 1995,
          May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November
          6, 1997

99-B.8.11 Fund Participation Agreement between Aetna Life Insurance and Annuity         *
          Company, Variable Insurance Products Fund II and Fidelity Distributors
          Corporation dated February 1, 1994 and amended on December 15, 1994,
          February 1, 1995, May 1, 1995, January 1, 1996, and March 1, 1996

99-B.8.12 Fifth Amendment, dated as of May 1, 1997, to the Fund Participation           *
          Agreement between Aetna Life Insurance and Annuity Company, Variable
          Insurance Products Fund II and Fidelity Distributors Corporation dated
          February 1, 1994 and amended on December 15, 1994, February 1, 1995,
          May 1, 1995, January 1, 1996, and March 1, 1996

99.B-8.13 Sixth Amendment dated as of January 20, 1998 to the Fund Participation        *
          Agreement between Aetna Life Insurance and Annuity Company, Variable
          Insurance Products Fund II and Fidelity Distributors Corporation dated
          February 1, 1994 and amended on December 15, 1994, February 1, 1995,
          May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.14 Seventh Amendment dated as of May 1, 1998 to the Fund Participation           *
          Agreement between Aetna Life Insurance and Annuity Company, Variable
          Insurance Products Fund II and Fidelity Distributors Corporation dated
          February 1, 1994 and amended on December 15, 1994, February 1, 1995,
          May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January
          20, 1998

*Incorporated by reference

Exhibit No.             Exhibit                                                        Page
99-B.8.15 Service Agreement between Aetna Life Insurance and Annuity Company and        *
          Fidelity Investments Institutional Operations Company dated as of
          November 1, 1995

99-B.8.16 Amendment dated January 1, 1997 to Service Agreement between Aetna            *
          Life Insurance and Annuity Company and Fidelity Investments
          Institutional Operations Company dated as of November 1, 1995

99-B.8.17 Service Contract between Fidelity Distributors Corporation and Aetna          *
          Life Insurance and Annuity Company dated May 2, 1997

99-B.8.18 Fund Participation Agreement among Janus Aspen Series and Aetna Life          *
          Insurance and Annuity Company and Janus Capital Corporation dated
          December 8, 1997

99-B.8.19 Amendment dated October 12, 1998 to Fund Participation Agreement among        *
          Janus Aspen Series and Aetna Life Insurance and Annuity Company and
          Janus Capital Corporation dated December 8, 1997

99-B.8.20 Service Agreement between Janus Capital Corporation and Aetna Life            *
          Insurance and Annuity Company dated December 8, 1997

99-B.8.21 Fund Participation Agreement among MFS Variable Insurance Trust, Aetna        *
          Life Insurance and Annuity Company and Massachusetts Financial
          Services Company dated April 30, 1996, and amended on September 3,
          1996, March 14, 1997 and November 28, 1997

99-B.8.22 Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement        *
          by and among MSF Variable Insurance Trust, Aetna Life Insurance and
          Annuity Company and Massachusetts Financial Services Company dated
          April 30, 1996, and amended on September 3, 1996, March 14, 1997 and
          November 28, 1997

99-B.8.23 Form of Fifth Amendment to Fund Participation Agreement by and among          *
          MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company
          and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997

*Incorporated by reference

Exhibit No.             Exhibit                                                        Page
99-B.8.24 Fund Participation Agreement dated March 11, 1997 between Aetna Life          *
          Insurance and Annuity Company and Oppenheimer Variable Annuity Account
          Funds and Oppenheimer Funds, Inc.

99-B.8.25 Service Agreement effective as of March 11, 1997 between Oppenheimer          *
          Funds, Inc. and Aetna Life Insurance and Annuity Company

99-B.9    Opinion and Consent of Counsel                                              _____

99-B.10   Consent of Independent Auditors                                             _____

99-B.13   Schedule for Computation of Performance Data                                  *

99-B.15.1 Powers of Attorney                                                            *

99-B.15.2 Authorization for Signatures                                                  *

*Incorporated by reference